TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (“TZE”) - Agreements with TZE in Connection with HSPV (Details) ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Oct. 31, 2022	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Feb. 28, 2021	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Oct. 01, 2021	Apr. 30, 2018	Dec. 31, 2017 Joint_venture	Feb. 28, 2017
Huansheng Photovoltaic (Jiangsu) Co., Ltd. (HSPV)
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		20.00%	20.00%			16.30%	16.30%	20.00%		20.00%
Proceeds from investments					$ 24.0
Gain on sale of investments					24.1
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Related Party Transaction [Line Items]
Number of joint ventures | Joint_venture									2
Proceeds from license fees received					$ 10.0
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | Huansheng Photovoltaic (Jiangsu) Co., Ltd. (HSPV)
Related Party Transaction [Line Items]
Payments to acquire additional interest in subsidiaries		¥ 270.0	$ 41.6
Huansheng JV
Related Party Transaction [Line Items]
Percentage right to take up counterparty's capacity				33.00%
Huansheng JV and HSNE
Related Party Transaction [Line Items]
Percentage right to take up counterparty's capacity				33.00%
Huansheng New Energy (Tianjin) Co., Ltd
Related Party Transaction [Line Items]
Period of agreement to manufacture and sell Performance Line products	6 months
Extension of period of agreement to manufacture and sell Performance Line products	3 months